Recurring Fair Value Measurements - Summary of fair value measurements inputs (Detail)	Dec. 31, 2021 yr	Dec. 12, 2021 yr	Dec. 31, 2020 yr
Private Placement Warrants [Member] | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.0126		0.0047
Private Placement Warrants [Member] | Expected term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	5.00		5.00
Private Placement Warrants [Member] | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.1030		0.220
Private Placement Warrants [Member] | Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.000		0.000
Private Placement Warrants [Member] | Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	11.50		11.50
Private Placement Warrants [Member] | Asset Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	10.01		10.48
GEM Warrants [Member] | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.0097	0.0095
GEM Warrants [Member] | Expected term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	3.00	3.00
GEM Warrants [Member] | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.105	0.105
GEM Warrants [Member] | Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.000	0.000
GEM Warrants [Member] | Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	10.00	10.00
GEM Warrants [Member] | Asset Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	10.48	10.74